INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets
The details of intangible assets are as follows:

	Classes of intangible assets (net)		Classes of intangible assets (gross)
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$
Airport slots	535,531	658,949	535,531	658,949
Loyalty program	171,717	219,636	171,717	219,636
Computer software	171,144	156,337	661,731	597,164
Developing software	119,376	117,010	119,376	117,010
Other assets	2,402	54	3,717	1,369
Total	1,000,170	1,151,986	1,492,072	1,594,128

Schedule of movement in intangible assets other than goodwill	Movement in Intangible assets other than goodwill:

	Computer software and others Net	Developing software	Airport slots	Loyalty program	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as January 1, 2022	136,262	104,874	587,214	190,542	1,018,892
Additions	47	66,820	—	—	66,867
Withdrawals	(2,947)	(245)	—	—	(3,192)
Transfer software and others	61,212	(63,658)	—	—	(2,446)
Foreign exchange	3,359	(139)	38,154	13,249	54,623
Amortization	(54,358)	—	—	—	(54,358)
Closing balance as of December 31, 2022	143,575	107,652	625,368	203,791	1,080,386
Opening balance as January 1, 2023	143,575	107,652	625,368	203,791	1,080,386
Additions	298	78,846	—	—	79,144
Transfer software and others	69,210	(69,928)	—	—	(718)
Foreign exchange	2,612	440	33,581	15,845	52,478
Amortization	(59,304)	—	—	—	(59,304)
Closing balance as of December 31, 2023	156,391	117,010	658,949	219,636	1,151,986
Opening balance as of January 1, 2024	156,391	117,010	658,949	219,636	1,151,986
Additions	221	101,379	22,666	—	124,266
Withdrawals	(2)	(393)	—	—	(395)
Transfer software and others	96,098	(95,971)	—	—	127
Foreign exchange	(6,607)	(2,649)	(146,084)	(47,919)	(203,259)
Amortization	(72,555)	—	—	—	(72,555)
Closing balance as of December 31, 2024	173,546	119,376	535,531	171,717	1,000,170

Schedule of recoverable values
The recoverable values were determined using the following assumptions:

CGU Air transport
Annual growth rate (Terminal)%		0.0 –4.7
Exchange rate	R$/US$	5.4 – 5.7
Discount rate based on the Weighted Average Cost of Capital (WACC)%		8.2 – 10.2
Fuel Price	US$/barrel	100

Schedule of annual growth rates, discounts, exchange rates and fuel price
The CGU is sensitive to annual growth rates, discounts and exchange rates and fuel price. The sensitivity analysis included the individual impact of changes in critical estimates in determining recoverable amounts, namely:

	Increase WACC Maximum	Decrease rate Terminal growth Minimal	Increase fuel price Maximum US$/barrel
	%	%
Air Transportation CGU	10.2	0	100